Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,673	€ 6,240	€ 4,884
Deferred tax assets and liabilities offset	(2,499)	(2,882)
Deferred tax liabilities	2,905	2,702	€ 3,067
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	652	787
Deferred tax liabilities	1,549	1,928
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	438	378
Deferred tax liabilities	854	1,105
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,271	1,498
Deferred tax liabilities	2	2
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	960	1,062
Deferred tax liabilities	35	35
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	37	0
Deferred tax liabilities	1,225	746
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	237	330
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	42	48
Deferred tax liabilities	997	1,023
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	990	994
Deferred tax liabilities	2	2
Other concepts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	668	489
Deferred tax liabilities	740	743
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,295	5,586
Deferred tax liabilities	5,404	5,584
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,796	2,704
Deferred tax liabilities	€ 2,905	€ 2,702